Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Contingent Liabilities
22.	CONTINGENT LIABILITIES

World Gold Council

Gold Fields is a member of the World Gold Council. In terms of the membership agreement, all members are responsible for certain costs, including ongoing costs on a three year rolling basis, winding up costs, if applicable, and various other contingent liabilities. Apportionment of liabilities to individual members, should they arise, is done proportionate to the member’s production relative to the total production of all members. To date, Gold Fields are not aware of any such claims or liabilities, and no claims have been made against Gold Fields.

Silicosis

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’s workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”)) as well as noise induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973, or ODMWA, governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. In 2011 the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent an employee from seeking compensation from its employer in a civil action under common law (either as individuals or as a class). While issues such as negligence and causation need to be proved on a case by case basis, it is possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Gold Fields’s results of operations and financial condition. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

During 2012 and 2013, two court applications were served on Gold Fields and its subsidiaries (as well as other mining companies) by various applicants purporting to represent classes of mine workers (and where deceased, their dependants) who were previously employed by or who are employees of, amongst others, Gold Fields or any of its subsidiaries and who allegedly contracted silicosis and/or tuberculosis.

These are applications in terms of which the court is asked to certify a class action to be instituted by the applicants on behalf of the classes of affected people. According to the applicants, these are the first and preliminary steps in a process, where if the court were to certify the class action, the applicants will in the second stage, bring an action wherein they will attempt to hold Gold Fields and other mining companies liable for silicosis and/or tuberculosis and the resultant consequences. The applicants contemplate dealing in the second stage with what the applicants describe as common legal and factual issues regarding the claims arising for the whole of the classes. If the applicants are successful in the second stage, they envisage that individual members of the classes could later submit individual claims for damages against Gold Fields and the other mining companies. These applications do not identify the number of claims that could be instituted against Gold Fields and the other mining companies or the quantum of damages the applicants may seek.

Gold Fields has delivered notices of intention to oppose the applications and has instructed its attorneys to defend the claims.

The two class actions were consolidated into one application on October 17, 2013. The parties to the consolidated application agreed in a court-sanctioned process that the respondents in the application will deliver answering papers by the end of May 2014 with the applicants replying by the end of August 2014.

In addition to the consolidated application, an individual action has been instituted against Gold Fields and one other mining company in terms of which the Plaintiff claims R25.0 million in damages (and interest on that amount at 15.5% from May 2013 to date of payment and costs) arising from his alleged contraction of silicosis which he claims was caused by the defendants. Gold Fields has entered an appearance to defend the individual action and has pleaded to the claim. In January 2014 the plaintiff delivered an application to join three other mining companies (including the owners of Gold Fields’ South Deep operation) to the action. The Joinder application was granted on March 13, 2014 and Gold Fields will deliver a revised plea on behalf of the joined Gold Fields defendants.

The ultimate outcome of these matters cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from these actions, if any, has been made in the consolidated financial statements.

Randgold & Exploration summons

On August 21, 2008, Gold Fields Operations Limited, formerly known as Western Areas Limited (“WAL”), a subsidiary of Gold Fields Limited, received a summons from Randgold and Exploration Company Limited (“R&E”) and African Strategic Investment (Holdings) Limited. The summons claims that during the period that WAL was under the control of Brett Kebble, Roger Kebble and others, WAL assisted in the unlawfully disposal of shares owned by R&E in Randgold Resources Limited, or Resources, and Afrikander Lease Limited, now Uranium One.

The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged thefts and March 2008 (between R 11 billion and R12 billion). The alternative claims have been computed on the basis of the actual amounts allegedly received by Gold Fields Operations to fund its operations (approximately R519 million).

It should be noted that the claims lie only against Gold Fields Operations Limited, whose only interest is a 50% stake in the South Deep mine. This alleged liability is historic and relates to a period of time prior to the Group purchasing the company.

Gold Fields Operations Limited’s assessment remains that it has sustainable defenses to these claims and, accordingly, Gold Fields Operation Limited’s attorneys were instructed to vigorously defend the claims.

The ultimate outcome of the claims cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from these claims, if any, has been made in the consolidated financial statements.

Acid mine drainage

Gold Fields has identified incidences of Acid Mine Drainage (“AMD”), and the risk of potential short-term and long-term AMD issues, specifically at its Cerro Corona mine, its South Deep mine and, at currently immaterial levels, its Tarkwa, Damang and St Ives mines. AMD or acid rock drainage (“ARD”), collectively called acid drainage (“AD”) is formed when certain sulphide minerals in rocks are exposed to oxidising conditions (such as the presence of oxygen, combined with water). AD can occur under natural conditions or as a result of the sulphide minerals that are encountered and exposed to oxidation during mining or during storage in waste rock dumps, ore stockpiles or tailings dams. The acidic water that forms usually contains iron and other metals if they are contained in the host rock. Gold Fields has commissioned several technical studies to identify the steps required to prevent or mitigate AD at its facilities but none of these studies have allowed Gold Fields to generate a reliable estimate of the potential impact of AD on the Company. Gold Fields proactive approach to AD management includes Liquid Gold (a short and long-term water management strategy) at South Deep, as well as the investigation of various water treatments and/or mine rehabilitation options at its affected operations. Much of the design of the tailings and waste rock facilities at Cerro Corona were based on AD mitigation. Gold Fields also conducts acid base accounting to obtain a more detailed understanding of where the key potential AD risks are located at identified operations, thereby better informing appropriate short and long term mitigation strategies.

No adjustment for any effects on the Company that may result from AMD, if any, has been made in the consolidated financial statements other than through the Group’s normal rehabilitation provisions (refer note 17).

Native claim

St Ives Gold Mining Company Pty Ltd (“St Ives”), a subsidiary in the Group, which owns the St Ives Gold Mine in Western Australia successfully applied in December 2013 to be joined as a respondent party to proceedings brought in the Federal Court of Australia (the “Court”) by the Ngadju People for the purpose of that group seeking the determination of their native title rights over a wide area of land in the Goldfields region of Western Australia, which includes a number of mining tenements held by St Ives and transferred from Western Mining Corporation (“WMC”) in 2001.

The Proceedings (brought under the provisions of the Native Title Act 1993 (Cth)) have been run in two parts. In the first part, the Court made an interim finding (upheld on appeal by the State) that the Ngadju People have the requisite connection to land in order to hold native title. In the second part of the Proceedings, the Court has to decide the effect of certain interests (including mining interests) on native title (for example, whether or not native title is “extinguished” by the grant of those interests). It is this aspect of the Proceedings which directly involves St Ives.

There are a number of other respondent parties to the Proceedings who have interests within the claim area. They include other government entities (including the Commonwealth of Australia), pastoralists, and mining companies (including BHP Billiton Nickel West Pty Ltd (Nickel West)).

The Ngadju People have alleged that a number of tenements held by St Ives (and Nickel West) are invalid as against their native title interest, because the correct processes under the Native Title Act were not followed in relation to various dealings in relation to the tenements between 2001 and 2008, including the renewal and replacement of certain tenements.

The process that the Ngadju People allege was not followed is the “right to negotiate”. The right to negotiate requires the native title party, the State and the party obtaining the interest (in this case, St Ives) to negotiate and reach agreement prior to the grant of certain interests which affect native title. As a result, the Ngadju People claim that the tenements are invalid from a native title perspective. This does not, however, affect the validity of the underlying mining tenure.

The matter was heard by a single judge of the Federal Court on March 5-6, 2014. Gold Fields was represented by Senior Counsel, and vigorously defended its position, submitting that the relevant dealings did not require the right to negotiate to be followed, and that the tenements were, accordingly valid. The decision is not expected to be handed down for between 6 and 12 months. Any decision can thereafter be appealed by any of the parties to the full Federal Court.

Significantly, the Claimants have conceded in the course of the proceedings that historical petroleum tenure which existed over the entire claim area (including St Ives’ tenements), has extinguished its right of ‘exclusive possession native title’. This means that in the event of an adverse finding against Gold Fields (which is upheld on appeal), the Claimants do not have the right to enforce a right of exclusive possession over the area (to the exclusion of St Ives).

Gold Fields is satisfied that the risk of the Court making a finding of invalidity is mitigated by the opportunity to enter into a consensual agreement with the claimants that would validate any invalid leases. Any such agreement would almost certainly require the payment of significant compensation to the claimants.

The ultimate outcome of the claim cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from the claim, if any, has been made in the consolidated financial statements.

Regulatory Investigations

The Company has been informed that it is the subject of a regulatory investigation in the United States by the US Securities and Exchange Commission relating to the Black Economic Empowerment transaction associated with the granting of the mining license for its South Deep operation (the “BEE transaction”).

In South Africa, the Directorate for Priority Crime Investigation (the “Hawks”) has informed the Company that it has started a preliminary investigation into the BEE transaction to determine whether or not to proceed to a formal investigation, following a complaint by the Democratic Alliance MP Rupert Lorimer.

Given the early stage of these investigations, it is not possible to determine what the ultimate outcome of these investigations, any regulatory findings and any related developments may have on the Company.

Accordingly, no adjustment for any effects on the Company that may result from the outcome of these investigations, if any, has been made in the consolidated financial statements.